Equity - Reserves (Tables)	6 Months Ended
Jun. 30, 2025
Equity - Reserves [Abstract]
Schedule of Equity - Reserves
	June 30, 2025	December 31, 2024
	$	$
	Unaudited

Foreign currency reserve	(1,947,310)	(2,162,530)
Re-measurements reserve	(78,573)	(72,826)
	(2,025,883)	(2,235,356)

Schedule of Movements in Class of Reserve

Movements in each class of reserve during the current financial half-year are set out below:

	Re-measurement	Foreign currency
Consolidated	reserve	reserve	Total
	$	$	$
	Unaudited	Unaudited	Unaudited

Balance on December 31, 2024	(72,826)	(2,162,530)	(2,235,356)
Foreign currency translation	-	215,220	215,220
Re-measurement of defined benefits plans	(5,747)	-	(5,747)
Balance on June 30, 2025	(78,573)	(1,947,310)	(2,025,883)